Share-Based Compensation (Details) - Schedule of Award Activity						6 Months Ended
		Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Oct. 31, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Oct. 31, 2023 JPY (¥) ¥ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 JPY (¥) ¥ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares
Schedule of Award Activity [Abstract]
Number of options, Granted (in Shares)	[1]
Weighted- average exercise price, Granted | (per share)
Weighted- average grant-date fair value, Granted | (per share)
Aggregate intrinsic Value, Granted (in Yen and Dollars)
Number of options, Forfeited (in Shares)	[1]
Weighted- average exercise price, Forfeited | (per share)								¥ 2
Weighted- average grant-date fair value, Forfeited | (per share)								¥ 1.56
Aggregate intrinsic Value, Forfeited (in Yen and Dollars)
Number of options, Outstanding Ending (in Shares)	[1]	1,035,000	1,035,000	1,035,000	1,035,000	1,035,000	1,035,000	1,035,000
Weighted- average exercise price, Outstanding Ending | (per share)		¥ 2	$ 0.01	¥ 2	¥ 2	¥ 2	$ 0.01	¥ 2
Weighted- average grant-date fair value, Outstanding Ending | (per share)		¥ 1.56	$ 0.01	¥ 1.56	¥ 1.56	¥ 1.56	$ 0.01	¥ 1.56
Weighted- average remaining contractual term, Outstanding Ending		5 years 9 months 18 days	5 years 9 months 18 days	6 years 3 months 18 days	6 years 9 months 18 days	5 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic Value, Outstanding Ending (in Yen and Dollars)		¥ 603	$ 4	¥ 603	¥ 603	¥ 90.7	$ 0.6	¥ 603
Number of options, Vested (in Shares)	[1]			1,035,000		1,035,000		1,035,000	1,035,000
Weighted- average exercise price, Vested | (per share)				¥ 2		¥ 2		¥ 2	$ 0.01
Weighted- average grant-date fair value, Vested | (per share)						¥ 1.56			$ 0.01
Weighted- average remaining contractual term, Vested						5 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic Value, Vested (in Yen and Dollars)				¥ 603		¥ 90.7		¥ 603	$ 0.6
Number of options, Exercisable (in Shares)	[1]					1,035,000			1,035,000
Weighted- average exercise price, Exercisable | (per share)						¥ 2			$ 0.01
Weighted- average grant-date fair value, Exercisable | (per share)						¥ 1.56			$ 0.01
Weighted- average remaining contractual term, Exercisable						5 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars)						¥ 90.7			$ 0.6

[1]	Retrospectively restated for the effect of share a 50-for-1 and a 100-for-1 forward split on July 16, 2019 and October 25, 2021, respectively.